Portfolio of Investments

March 31, 2022 (unaudited)

Baillie Gifford Emerging Markets ex China Fund

	Shares	Value
COMMON STOCKS — 94.3%
BRAZIL — 15.4%
B3 SA - Brasil Bolsa Balcao	6,200	$20,432
Banco Bradesco SA ADR	2,581	11,976
MercadoLibre, Inc.*	22	26,168
Pagseguro Digital Ltd., Class A *	148	2,967
Petroleo Brasileiro SA ADR	3,892	57,602
Vale SA ADR	918	18,351
		137,496
CANADA — 1.5%
Ivanhoe Mines Ltd., Class A *	1,400	13,058

CHILE — 1.3%
Lundin Mining Corp.	1,167	11,827

INDIA — 17.5%
HDFC Bank Ltd. ADR	525	32,198
ICICI Bank Ltd. ADR	1,232	23,334
Infosys Ltd. ADR	1,244	30,963
Reliance Industries Ltd. GDR	874	59,960
Tata Motors Ltd. ADR*	331	9,252
		155,707
INDONESIA — 2.9%
Bank Rakyat Indonesia Persero Tbk PT	53,700	17,344
Vale Indonesia Tbk PT	18,500	8,586
		25,930
MEXICO — 4.4%
Cemex SAB de CV, Participating Certificates ADR*	1,537	8,131
Grupo Financiero Banorte SAB de CV, Class O	2,329	17,543
Wal-Mart de Mexico SAB de CV	3,398	13,925
		39,599
PANAMA — 1.0%
Copa Holdings SA, Class A *	106	8,866

PERU — 1.6%
Credicorp Ltd.	81	13,921

POLAND — 1.4%
Allegro.eu SA*	458	3,836
KGHM Polska Miedz SA	224	9,097
		12,933
RUSSIA — 0.0%
Magnit PJSC GDR Reg S(a)	435	0
MMC Norilsk Nickel PJSC ADR(a)	946	0
Moscow Exchange MICEX-RTS PJSC(a)	2,760	0
Ozon Holdings PLC ADR*(a)	142	0
Sberbank of Russia PJSC ADR(a)	1,378	0
		0
SOUTH AFRICA — 2.3%
FirstRand Ltd.	1,091	5,758
Naspers Ltd., N Shares	130	14,683
		20,441
SOUTH KOREA — 19.4%
Coupang, Inc.*	229	4,049
Doosan Bobcat, Inc.	165	5,244
Hanon Systems	489	4,732
Hyundai Motor Co.	109	16,082
Koh Young Technology, Inc.	542	8,413
LG Chem Ltd.	31	13,546
NAVER Corp.	42	11,673

See previously submitted notes to the financial statements for the annual period ended December 31, 2021.

Portfolio of Investments

March 31, 2022 (unaudited)

Baillie Gifford Emerging Markets ex China Fund

	Shares	Value
SOUTH KOREA (continued)
NCSoft Corp.	12	$4,602
Samsung Electronics Co., Ltd.	1,099	62,888
Samsung SDI Co., Ltd.	45	21,901
SK Hynix, Inc.	204	19,625
		172,755
TAIWAN — 21.3%
Advantech Co., Ltd.	1,000	12,814
MediaTek, Inc.	1,000	31,121
Merida Industry Co., Ltd.	1,000	8,775
Sea Ltd. ADR*	115	13,776
Taiwan Semiconductor Manufacturing Co., Ltd.	6,000	123,081
		189,567
URUGUAY — 0.5%
Dlocal Ltd.*	142	4,439

ZAMBIA — 3.8%
First Quantum Minerals Ltd.	983	34,031
Total Common Stocks (cost $936,602)		840,570
PREFERRED STOCKS — 4.1%
BRAZIL — 2.2%
Petroleo Brasileiro SA ADR 14.91%	905	12,652
Raizen SA 0.92%	4,500	6,625
		19,277
SOUTH KOREA — 1.9%
Samsung Electronics Co., Ltd. 1.74%	327	16,944
Total Preferred Stocks (cost $34,081)		36,221
TOTAL INVESTMENTS — 98.4% (cost $970,683)		$876,791
Other assets less liabilities — 1.6%		14,460
NET ASSETS — 100.0%		$891,251

(a)	Investment was valued using significant unobservable inputs.
*	Non-income producing security.

ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt

Reg S — Regulation S (“Reg S”) under the Securities Act of 1933, as amended (“1933 Act”) is a safe harbor that defines when an offering of securities will be deemed to come to rest abroad and therefore is not subject to the registration obligations imposed under Section 5 of the 1933 Act. The regulation includes two safe harbor provisions: an issuer safe harbor and a resale safe harbor. In each case, the regulation demands that offers and sales of the securities be made outside the United States and that no offering participant (which includes the issuer, the banks assisting with the offer and their respective affiliates) engage in “directed” selling efforts. In the case of issuers for whose securities there is substantial U.S. market interest, the regulation also requires that no offers and sales be made to U.S. persons (including U.S. persons physically located outside the United States). These securities have been deemed liquid under procedures approved by the Fund's Board of Trustees. At March 31, 2022, the net value of these securities was $0 representing 0.0% of net assets.

This report classifies issuers geographically by their country of risk. For compliance monitoring purposes, the Manager retains discretion to consider a number of factors in determining where a particular issuer is located, as described in further detail in each Fund’s prospectus.

See previously submitted notes to the financial statements for the annual period ended December 31, 2021.

Portfolio of Investments

March 31, 2022 (unaudited)

Baillie Gifford Emerging Markets ex China Fund

Fair Value Measurement

GAAP provides guidance on fair value measurements and defines fair value as the price that a Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. It establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)

For Level 1 inputs, the Fund uses unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value.

The Fund's Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. This includes when a fair value adjustment is applied which seeks to reflect changes in foreign securities’ market prices since the close of the market on which they are traded. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities.

For Level 3 valuation techniques, the Fund uses unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used as of March 31, 2022 in valuing the Fund’s investments carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks**	$376,809	$463,761	$0	$840,570
Preferred Stocks**	19,277	16,944	—	36,221
Total	$396,086	$480,705	$0	$876,791

**      Refer to Portfolio of Investments for further detail.

See previously submitted notes to the financial statements for the annual period ended December 31, 2021.

Portfolio of Investments

March 31, 2022 (unaudited)

Baillie Gifford Emerging Markets ex China Fund

The following is a reconciliation of the Fund’s Level 3 investments for which significant unobservable inputs were used in determining value:

Balance at December 31, 2021	$—
Purchases	—
Sales	—
Realized gain (loss)	—
Change in unrealized gain (loss)	(81,682)
Transfers into Level 3	81,682
Transfers out of Level 3	—
Balance at March 31, 2022	$0
Change in unrealized gain (loss) related to Investments still held at March 31, 2022	$(81,682)

$4,204 was transferred out of Level 1 into Level 3 for the period from December 31, 2021 to March 31, 2022, $77,478 was transferred out of Level 2 into Level 3 during the period from December 31, 2021 to March 31, 2022.

Level 3

The ongoing conflict in Russia and Ukraine has led to significant disruption and volatility in the global stock market. This impacted the Fund in terms of suspensions of trading activities on the Russian Stock Exchange as well as suspensions of depositary receipts traded on exchanges outside of Russia. As a result of this management made the decision to value several securities at nil. The impacted securities are as follows:

Magnit PJSC

MMC Norilsk Nickel PJSC

Moscow Exchange MICEX-RTS

Ozon Holdings PLC

Sberbank of Russia PJSC

See previously submitted notes to the financial statements for the annual period ended December 31, 2021.